Interest and Finance Costs (Tables)	6 Months Ended
Jun. 30, 2013
Interest and Finance Costs [Abstract]:
Interest And Finance Costs [Table Text Block]

	2012	2013
Interest expense	13,773	14,841
Interest capitalized	(3,548)	(5,863)
Swap effect	24,686	22,694
Amortization of financing costs	540	611
Commitment fees	2,635	1,691
Bank charges and other	151	134
	38,237	34,108